Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Due to Related Parties, Current	$ 44,491		$ 62,500	$ 582,682
Former Director [Member]
Due to Related Parties, Current				426,052
Officers' Compensation		$ 1,687,706		2,832,046
Chief Technical Officer [Member]
Due to Related Parties, Current	34,491		15,050	0		$ 0
Officers' Compensation	75,000		119,668	0
Chief Business Development Officer [Member]
Officers' Compensation				$ 145,011
Chief Executive Officer [Member]
Due to Related Parties, Current	$ 7,500		62,500
Chief Financial Officer [Member]
Due to Related Parties, Current				$ 16,138
Chief Business Development Officer [Member]
Officers' Compensation			$ 84,500
Two Corporations Owned By Chief Business Development Officer [Member] | Affiliated Entity [Member]
Due to Related Parties, Current				16,058
Corporation Owned By CEO [Member] | Affiliated Entity [Member]
Due to Related Parties, Current				114,434
Business Co Owned By General Manager [Member] | Affiliated Entity [Member]
Due to Related Parties, Current				$ 10,000